Guarantee Of Registered Securities	3 Months Ended
Mar. 31, 2014
Guarantees [Abstract]
Guarantee Of Registered Securities
Guarantee of Registered Securities

On May 31, 2011, Ensco plc completed a merger transaction (the "Merger") with Pride International Inc. ("Pride"). In connection with the Merger, Ensco plc and Pride entered into a supplemental indenture to the indenture dated as of July 1, 2004 between Pride and the Bank of New York Mellon, as indenture trustee, providing for, among other matters, the full and unconditional guarantee by Ensco plc of Pride’s 8.5% unsecured senior notes due 2019, 6.875% unsecured senior notes due 2020 and 7.875% unsecured senior notes due 2040, which had an aggregate outstanding principal balance of $1.7 billion as of March 31, 2014. The Ensco plc guarantee provides for the unconditional and irrevocable guarantee of the prompt payment, when due, of any amount owed to the holders of the notes.

Ensco plc is also a full and unconditional guarantor of the 7.2% debentures due 2027 issued by ENSCO International Incorporated during 1997, which had an aggregate outstanding principal balance of $150.0 million as of March 31, 2014.

All guarantees are unsecured obligations of Ensco plc ranking equal in right of payment with all of its existing and future unsecured and unsubordinated indebtedness.

The following tables present the unaudited condensed consolidating statements of income for the three month periods ended March 31, 2014 and 2013; the unaudited condensed consolidating statements of comprehensive income for the three month periods ended March 31, 2014 and 2013; the condensed consolidating balance sheets as of March 31, 2014 (unaudited) and December 31, 2013; and the unaudited condensed consolidating statements of cash flows for the three month periods ended March 31, 2014 and 2013, in accordance with Rule 3-10 of Regulation S-X.

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF INCOME Three Months Ended March 31, 2014 (in millions) (Unaudited)

	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-Guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING REVENUES	$7.7	$38.9	$—	$1,162.8	$(79.5)	$1,129.9
OPERATING EXPENSES
Contract drilling (exclusive of depreciation)	7.3	38.9	—	585.9	(79.5)	552.6
Depreciation	.1	1.5	—	137.6	—	139.2
General and administrative	16.3	.1	—	21.7	—	38.1
OPERATING (LOSS) INCOME	(16.0)	(1.6)	—	417.6	—	400.0
OTHER (EXPENSE) INCOME, NET	(16.6)	(4.0)	(12.2)	3.7	—	(29.1)
(LOSS) INCOME BEFORE INCOME TAXES	(32.6)	(5.6)	(12.2)	421.3	—	370.9
INCOME TAX PROVISION	—	30.8	—	22.1	—	52.9
DISCONTINUED OPERATIONS, NET	—	—	—	(21.3)	—	(21.3)
EQUITY EARNINGS (LOSS) IN AFFILIATES, NET OF TAX	325.1	94.0	(15.3)	—	(403.8)	—
NET INCOME	292.5	57.6	(27.5)	377.9	(403.8)	296.7
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(4.2)	—	(4.2)
NET INCOME (LOSS) ATTRIBUTABLE TO ENSCO	$292.5	$57.6	$(27.5)	$373.7	$(403.8)	$292.5
ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF INCOME Three Months Ended March 31, 2013 (in millions) (Unaudited)

	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-Guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING REVENUES	$5.5	$38.1	$—	$1,074.1	$(77.4)	$1,040.3
OPERATING EXPENSES
Contract drilling (exclusive of depreciation)	12.4	38.1	—	506.7	(77.4)	479.8
Depreciation	.1	.8	—	127.0	—	127.9
General and administrative	16.9	.2	—	20.7	—	37.8
OPERATING (LOSS) INCOME	(23.9)	(1.0)	—	419.7	—	394.8
OTHER (EXPENSE) INCOME, NET	(14.6)	(7.4)	(14.6)	6.8	—	(29.8)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(38.5)	(8.4)	(14.6)	426.5	—	365.0
INCOME TAX PROVISION	—	29.5	—	21.3	—	50.8
DISCONTINUED OPERATIONS, NET	—	—	—	5.7	—	5.7
EQUITY EARNINGS IN AFFILIATES, NET OF TAX	355.6	111.7	52.4	—	(519.7)	—
NET INCOME	317.1	73.8	37.8	410.9	(519.7)	319.9
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(2.8)	—	(2.8)
NET INCOME ATTRIBUTABLE TO ENSCO	$317.1	$73.8	$37.8	$408.1	$(519.7)	$317.1

ENSCO PLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended March 31, 2014
(in millions)
(Unaudited)

	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-Guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total

NET INCOME (LOSS)	$292.5	$57.6	$(27.5)	$377.9	$(403.8)	$296.7
OTHER COMPREHENSIVE INCOME, NET
Net change in fair value of derivatives	—	4.9	—	—	—	4.9
Reclassification of net losses on derivative instruments from other comprehensive income into net income	—	.5	—	—	—	.5
NET OTHER COMPREHENSIVE INCOME	—	5.4	—	—	—	5.4

COMPREHENSIVE INCOME (LOSS)	292.5	63.0	(27.5)	377.9	(403.8)	302.1
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(4.2)	—	(4.2)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ENSCO	$292.5	$63.0	$(27.5)	$373.7	$(403.8)	$297.9

ENSCO PLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended March 31, 2013
(in millions)
(Unaudited)

	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-Guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total

NET INCOME	$317.1	$73.8	$37.8	$410.9	$(519.7)	$319.9
OTHER COMPREHENSIVE LOSS, NET
Net change in fair value of derivatives	—	(4.0)	—	—	—	(4.0)
Reclassification of net gains on derivative instruments from other comprehensive income into net income	—	(1.0)	—	—	—	(1.0)
Other	—	—	—	(.1)	—	(.1)
NET OTHER COMPREHENSIVE LOSS	—	(5.0)	—	(.1)	—	(5.1)

COMPREHENSIVE INCOME	317.1	68.8	37.8	410.8	(519.7)	314.8
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	(2.8)	—	(2.8)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	$317.1	$68.8	$37.8	$408.0	$(519.7)	$312.0

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING BALANCE SHEETS March 31, 2014 (in millions) (Unaudited)

	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-Guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$38.1	$—	$2.2	$82.2	$—	$122.5
Accounts receivable, net	—	—	—	779.6	—	779.6
Accounts receivable from affiliates	2,119.5	158.2	1.3	4,460.7	(6,739.7)	—
Other	3.0	66.3	—	501.0	—	570.3
Total current assets	2,160.6	224.5	3.5	5,823.5	(6,739.7)	1,472.4
PROPERTY AND EQUIPMENT, AT COST	2.1	48.2	—	17,650.4	—	17,700.7
Less accumulated depreciation	1.6	28.0	—	3,252.8	—	3,282.4
Property and equipment, net	.5	20.2	—	14,397.6	—	14,418.3
GOODWILL	—	—	—	3,274.0	—	3,274.0
DUE FROM AFFILIATES	4,129.1	4,380.3	1,933.6	5,283.2	(15,726.2)	—
INVESTMENTS IN AFFILIATES	14,174.1	4,973.8	4,076.9	—	(23,224.8)	—
OTHER ASSETS, NET	8.2	57.9	—	290.4	—	356.5
	$20,472.5	$9,656.7	$6,014.0	$29,068.7	$(45,690.7)	$19,521.2
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$5.2	$17.4	$23.4	$859.4	$—	$905.4
Accounts payable to affiliates	4,036.0	471.4	—	2,232.3	(6,739.7)	—
Current maturities of long-term debt	—	—	—	47.5	—	47.5
Total current liabilities	4,041.2	488.8	23.4	3,139.2	(6,739.7)	952.9
DUE TO AFFILIATES	1,025.7	2,951.5	1,391.9	10,357.1	(15,726.2)	—
LONG-TERM DEBT	2,474.8	149.1	1,999.3	80.5	—	4,703.7
DEFERRED INCOME TAXES	—	360.2	—	4.5	—	364.7
OTHER LIABILITIES	—	2.0	8.1	559.0	—	569.1
ENSCO SHAREHOLDERS' EQUITY	12,930.8	5,705.1	2,591.3	14,919.2	(23,224.8)	12,921.6
NONCONTROLLING INTERESTS	—	—	—	9.2	—	9.2
Total equity	12,930.8	5,705.1	2,591.3	14,928.4	(23,224.8)	12,930.8
	$20,472.5	$9,656.7	$6,014.0	$29,068.7	$(45,690.7)	$19,521.2

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING BALANCE SHEETS December 31, 2013 (in millions)

	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-Guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$46.5	$.5	$4.9	$113.7	$—	$165.6
Accounts receivable, net	—	—	—	855.7	—	855.7
Accounts receivable from affiliates	1,235.0	213.8	5.5	4,169.2	(5,623.5)	—
Other	3.2	61.3	—	449.4	—	513.9
Total current assets	1,284.7	275.6	10.4	5,588.0	(5,623.5)	1,535.2
PROPERTY AND EQUIPMENT, AT COST	2.1	34.3	—	17,462.1	—	17,498.5
Less accumulated depreciation	1.5	26.5	—	3,159.5	—	3,187.5
Property and equipment, net	.6	7.8	—	14,302.6	—	14,311.0
GOODWILL	—	—	—	3,274.0	—	3,274.0
DUE FROM AFFILIATES	4,876.8	4,236.0	1,898.0	5,069.7	(16,080.5)	—
INVESTMENTS IN AFFILIATES	13,830.1	4,868.6	4,092.2	—	(22,790.9)	—
OTHER ASSETS, NET	8.8	60.1	—	283.8	—	352.7
	$20,001.0	$9,448.1	$6,000.6	$28,518.1	$(44,494.9)	$19,472.9
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$31.5	$9.1	$34.2	$925.0	$—	$999.8
Accounts payable to affiliates	3,666.1	549.7	—	1,407.7	(5,623.5)	—
Current maturities of long-term debt	—	—	—	47.5	—	47.5
Total current liabilities	3,697.6	558.8	34.2	2,380.2	(5,623.5)	1,047.3
DUE TO AFFILIATES	1,030.8	2,760.4	1,331.1	10,958.2	(16,080.5)	—
LONG-TERM DEBT	2,473.7	149.1	2,007.8	88.3	—	4,718.9
DEFERRED INCOME TAXES	—	358.3	—	3.8	—	362.1
OTHER LIABILITIES	—	2.3	8.7	534.7	—	545.7
ENSCO SHAREHOLDERS' EQUITY	12,798.9	5,619.2	2,618.8	14,545.6	(22,790.9)	12,791.6
NONCONTROLLING INTERESTS	—	—	—	7.3	—	7.3
Total equity	12,798.9	5,619.2	2,618.8	14,552.9	(22,790.9)	12,798.9
	$20,001.0	$9,448.1	$6,000.6	$28,518.1	$(44,494.9)	$19,472.9

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS Three Months Ended March 31, 2014 (in millions) (Unaudited)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(50.1)	$(22.2)	$(32.1)	$546.9	$—	$442.5
INVESTING ACTIVITIES
Additions to property and equipment	—	(13.9)	—	(259.5)	—	(273.4)
Other	—	—	—	.8	—	.8
Net cash used in investing activities	—	(13.9)	—	(258.7)	—	(272.6)
FINANCING ACTIVITIES
Cash dividends paid	(175.7)	—	—	—	—	(175.7)
Reduction of long-term borrowings	—	—	—	(7.1)	—	(7.1)
Proceeds from exercise of share options	.2	—	—	—	—	.2
Advances from (to) affiliates	221.3	35.6	29.4	(286.3)	—	—
Other	(4.1)	—	—	(2.3)	—	(6.4)
Net cash provided by (used in) financing activities	41.7	35.6	29.4	(295.7)	—	(189.0)
DISCONTINUED OPERATIONS
Operating activities	—	—	—	(25.9)	—	(25.9)
Investing activities	—	—	—	1.8	—	1.8
Net cash provided by discontinued operations	—	—	—	(24.1)	—	(24.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	.1	—	.1
NET DECREASE IN CASH AND CASH EQUIVALENTS	(8.4)	(.5)	(2.7)	(31.5)	—	(43.1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	46.5	.5	4.9	113.7	—	165.6
CASH AND CASH EQUIVALENTS, END OF PERIOD	$38.1	$—	$2.2	$82.2	$—	$122.5

ENSCO PLC AND SUBSIDIARIES CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS Three Months Ended March 31, 2013 (in millions) (Unaudited)
	Ensco plc	ENSCO International Incorporated	Pride International, Inc.	Other Non-guarantor Subsidiaries of Ensco	Consolidating Adjustments	Total
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	$(55.3)	$(34.0)	$11.3	$376.8	$—	$298.8
INVESTING ACTIVITIES
Additions to property and equipment	—	—	—	(164.7)	—	(164.7)
Other	—	.1	—	.8	—	.9
Net cash provided by (used in) investing activities of continuing operations	—	.1	—	(163.9)	—	(163.8)
FINANCING ACTIVITIES
Cash dividends paid	(116.5)	—	—	—	—	(116.5)
Proceeds from exercise of share options	13.4	—	—	—	—	13.4
Reduction of long-term borrowings	—	—	—	(7.1)	—	(7.1)
Advances from (to) affiliates	179.4	32.2	18.7	(230.3)	—	—
Other	(3.7)	—	—	(1.8)	—	(5.5)
Net cash provided by (used in) financing activities	72.6	32.2	18.7	(239.2)	—	(115.7)
DISCONTINUED OPERATIONS
Operating activities	—	—	—	43.5	—	43.5
Investing activities	—	—	—	11.9	—	11.9
Net cash provided by discontinued operations	—	—	—	55.4	—	55.4
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	—
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	17.3	(1.7)	30.0	29.1	—	74.7
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	271.8	1.7	85.0	128.6	—	487.1
CASH AND CASH EQUIVALENTS, END OF PERIOD	$289.1	$—	$115.0	$157.7	$—	$561.8